Discretionary decisions and sources of estimation uncertainties - Percentage of Accounts Receivable (Details)	Dec. 31, 2018	Dec. 31, 2017
Trade accounts Receivable and Allowance for Doubtful Accounts
Percentage of accounts receivable pending approval from third party payors	3.00%
Percentage of trade accounts receivable	100.00%	100.00%
U.S. Government health care programs
Trade accounts Receivable and Allowance for Doubtful Accounts
Percentage of trade accounts receivable	33.00%	28.00%
U.S. commercial payors
Trade accounts Receivable and Allowance for Doubtful Accounts
Percentage of trade accounts receivable	14.00%	14.00%
U.S. hospitals
Trade accounts Receivable and Allowance for Doubtful Accounts
Percentage of trade accounts receivable	5.00%	11.00%
Self-pay of U.S. patients
Trade accounts Receivable and Allowance for Doubtful Accounts
Percentage of trade accounts receivable	2.00%	1.00%
Other North America Segment payors
Trade accounts Receivable and Allowance for Doubtful Accounts
Percentage of trade accounts receivable	3.00%	2.00%
Product customers and health care payors outside the North America Segment
Trade accounts Receivable and Allowance for Doubtful Accounts
Percentage of trade accounts receivable	43.00%	44.00%